Schedule of Fair Value Measured On Recurring Basis Unobservable Input Reconciliation (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Earnout Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, September 30, 2022	$ 1,680
Change in fair value included in net loss	(280)	(29,938)	(31,879)
Balance, September 30, 2023	1,400	3,621	1,680
Liabilities recognized		33,559	33,559
Conversion to Class A Common Stock in the Merger
Exercise of warrants
Settlement of liability
Liability Classified Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, September 30, 2022	2,139
Change in fair value included in net loss	(625)	(46)	(1,415)
Balance, September 30, 2023	1,514	836	2,139
Liabilities recognized		882	7,279
Conversion to Class A Common Stock in the Merger
Exercise of warrants			(3,393)
Settlement of liability			(332)
PIPE Make Whole Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, September 30, 2022
Change in fair value included in net loss		(432)	(830)
Balance, September 30, 2023		1,639
Liabilities recognized		2,071	2,071
Conversion to Class A Common Stock in the Merger
Exercise of warrants
Settlement of liability			(1,241)
SAFEs [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, September 30, 2022		1,512	1,512	1,983
Change in fair value included in net loss		10	10	655
Balance, September 30, 2023				1,512
Liabilities recognized
Conversion to Class A Common Stock in the Merger		$ (1,522)	(1,522)
Settlement of liability
Conversion to Legacy Mobix common stock				$ (1,126)